SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of entity's operating segments [Abstract]
TERNIUM TO INTEGRATE OPERATIONS IN THE USMCA

	Year ended December 31, 2023
	Steel	Mining	Usiminas	Inter-segment eliminations	Total

Operating income - Management view	2,404,189	(58,037)	64,423	(6,401)	2,404,174
Reconciliation:
Differences in Cost of sales					(206,160)

Operating income - Under IFRS					2,198,014

Financial income (expense), net					123,454
Equity in earnings (losses) of non-consolidated companies					105,305
Effect related to the increase of the participation in Usiminas					(171,045)
Recycling of other comprehensive income related to Usiminas					(934,946)

Income before income tax expense - IFRS					1,320,782

Net sales from external customers	14,909,209	96	2,700,787	—	17,610,092
Net sales from transactions with other operating segments of the same entity	285,025	500,401	31,620	(817,046)	—

Depreciation and amortization	(520,328)	(107,546)	(29,819)	—	(657,693)

	Year ended December 31, 2022
	Steel	Mining	Usiminas	Inter-segment eliminations	Total

Operating income - Management view	2,556,949	3,716	—	10,500	2,571,165
Reconciliation:
Differences in Cost of sales					128,354

Operating income - Under IFRS					2,699,519

Financial income (expense), net					(70,133)
Equity in earnings (losses) of non-consolidated companies					37,114

Income before income tax expense - IFRS					2,666,500

Net sales from external customers	16,414,334	132	—	—	16,414,466
Net sales from transactions with other operating segments of the same entity	—	410,636	—	(410,636)	—

Depreciation and amortization	(523,818)	(92,674)	—	—	(616,492)

	Year ended December 31, 2021
	Steel	Mining	Usiminas	Inter-segment eliminations	Total

Operating income - Management view	4,210,135	204,070	—	1,586	4,415,791
Reconciliation:
Differences in Cost of sales					855,345

Operating income - Under IFRS					5,271,136

Financial income (expense), net					92,462
Equity in earnings (losses) of non-consolidated companies					400,732

Income before income tax expense - IFRS					5,764,330

Net sales from external customers	16,043,033	47,711	—	—	16,090,744
Net sales from transactions with other operating segments of the same entity	—	478,559	—	(478,559)	—

Depreciation and amortization	(528,144)	(63,646)	—	—	(591,790)
Information on segment assets is not disclosed as it is not reviewed by the CEO.
5.    SEGMENT INFORMATION (continued)
TERNIUM TO INTEGRATE OPERATIONS IN THE USMCA
On February 14, 2023, Ternium's Board of Directors approved the construction of a new upstream production capacity project into the company’s existing downstream facility in Pesquería, Nuevo León, Mexico. The increased slab production capacity will complement and support the company’s new state-of-the-art hot rolling mill, which began operations in mid-2021, as well as the previously announced downstream project in Mexico. Ternium expects to invest approximately $2.4 billion toward the construction of an electric arc furnace (EAF)-based steel shop with annual capacity of 2.6 million tons, as well as a direct reduced iron (DRI) module with annual capacity of 2.1 million tons. The slab production capacity program will also include the construction of a port facility for raw material handling. Start of operations is anticipated to occur during the first half of 2026.

Disclosure of Geographical Areas

	Year ended December 31, 2023
	Mexico	Southern region	Brazil	Other markets	Total

Net sales	9,419,873	3,588,651	2,518,764	2,082,804	17,610,092

Non-current assets (2)	4,965,628	878,642	2,474,178	315,287	8,633,735

	Year ended December 31, 2022
	Mexico	Southern region	Brazil (1)	Other markets	Total

Net sales	8,949,104	3,853,390	743,713	2,868,259	16,414,466

Non-current assets (2)	4,769,161	859,351	1,265,013	312,771	7,206,296

	Year ended December 31, 2021
	Mexico	Southern region	Brazil	Other markets	Total

Net sales	8,990,868	3,377,596	1,122,518	2,599,762	16,090,744

Non-current assets (2)	4,789,273	861,149	1,373,377	310,035	7,333,834
(1) The non-current assets value includes the impact of the impairment charge of $99.0 million recognized in the Brazil CGU.
(2) Includes Property, plant and equipment and Intangible assets

Disclosure of Products and Services
REVENUES BY PRODUCT

	Year ended December 31,
	2023	2022	2021

Slabs	177,240	640,231	1,304,437
Hot rolled (1)	7,913,232	6,991,466	6,356,576
Cold rolled	2,379,499	1,951,702	1,990,143
Coated (2)	5,708,328	5,704,765	5,303,394
Roll-formed and tubular (3)	789,255	660,830	659,609
Billets, round bars and others	45,351	142,511	167,138
Other products (4)	597,187	322,961	309,447

TOTAL SALES	17,610,092	16,414,466	16,090,744
(1) Hot rolled includes hot rolled flat products, merchant bars, reinforcing bars, stirrups and rods.
(2) Coated includes tin plate and galvanized products.
(3) Roll-formed and tubular includes pre-engineered metal building systems, tubes, beams, insulated panels, roofing and cladding, roof tiles and steel decks.
(4) Other products include mainly sales of energy and pig iron.